Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000159719 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159719 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000159719 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159719 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159719 | 78463X889 | SPDR Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159719 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159719 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159719 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159719 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159719 | 336917109 | First Trust Morningstar Dividend Leaders Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159719 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	98.30%
C000159719 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159719 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159719 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000159720 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159720 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000159720 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159720 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159720 | 78463X889 | SPDR Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159720 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159720 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159720 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159720 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159720 | 336917109 | First Trust Morningstar Dividend Leaders Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159720 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	98.30%
C000159720 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159720 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000159721 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159721 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000159721 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159721 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159721 | 78463X889 | SPDR Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159721 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159721 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159721 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159721 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159721 | 336917109 | First Trust Morningstar Dividend Leaders Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159721 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	98.30%
C000159721 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159721 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.30%